UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21735
Investment Company Act File Number
Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value
Aerospace & Defense — 1.4%
General Dynamics Corp.	24,734	$1,407,117
Honeywell International, Inc.	77,664	3,410,226
Huntington Ingalls Industries, Inc.(1)	7,160	174,203
Northrop Grumman Corp.	42,963	2,240,950
Rockwell Collins, Inc.	57,076	3,011,330
Textron, Inc.	25,518	450,138

		$10,693,964

Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	65,295	$4,470,748
FedEx Corp.	25,782	1,744,926

		$6,215,674

Airlines — 0.1%
Southwest Airlines Co.	113,554	$912,974

		$912,974

Auto Components — 0.5%
Dana Holding Corp.(1)	77,289	$811,534
Johnson Controls, Inc.	71,926	1,896,689
Lear Corp.	21,697	930,801

		$3,639,024

Automobiles — 0.1%
Ford Motor Co.(1)	106,785	$1,032,611

		$1,032,611

Beverages — 1.8%
Coca-Cola Co. (The)	121,649	$8,218,606
Coca-Cola Enterprises, Inc.	38,080	947,430
Hansen Natural Corp.(1)	12,788	1,116,265
PepsiCo, Inc.	60,412	3,739,503

		$14,021,804

Biotechnology — 4.1%
Amgen, Inc.	160,289	$8,807,881
Biogen Idec, Inc.(1)	73,319	6,829,665
BioMarin Pharmaceutical, Inc.(1)	23,822	759,207
Celgene Corp.(1)	129,509	8,019,197
Gilead Sciences, Inc.(1)	169,625	6,581,450
Onyx Pharmaceuticals, Inc.(1)	18,445	553,535
Regeneron Pharmaceuticals, Inc.(1)	16,077	935,681

		$32,486,616

Capital Markets — 1.3%
Affiliated Managers Group, Inc.(1)	12,769	$996,621
Charles Schwab Corp. (The)	82,868	933,922
Franklin Resources, Inc.	16,853	1,611,821
Goldman Sachs Group, Inc. (The)	23,436	2,215,874
Invesco, Ltd.	78,614	1,219,303
Morgan Stanley	75,054	1,013,229
T. Rowe Price Group, Inc.	50,995	2,436,031

		$10,426,801

Security	Shares	Value
Chemicals — 1.2%
Air Products and Chemicals, Inc.	42,810	$3,269,400
Celanese Corp., Class A	16,343	531,638
E.I. Du Pont de Nemours & Co.	63,024	2,519,069
PPG Industries, Inc.	41,446	2,928,574

		$9,248,681

Commercial Banks — 2.3%
Banco Santander Central Hispano SA ADR	79,716	$640,917
Fifth Third Bancorp	100,126	1,011,273
First Horizon National Corp.	66,113	394,033
First Republic Bank(1)	19,744	457,271
Huntington Bancshares, Inc.	179,679	862,459
KeyCorp	143,582	851,441
Regions Financial Corp.	470,342	1,566,239
Royal Bank of Canada	38,716	1,770,096
SunTrust Banks, Inc.	49,905	895,795
Toronto-Dominion Bank	21,736	1,542,169
Wells Fargo & Co.	329,450	7,946,334

		$17,938,027

Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	21,451	$537,991
Waste Management, Inc.	88,630	2,885,793

		$3,423,784

Communications Equipment — 4.9%
Brocade Communications Systems, Inc.(1)	72,023	$311,139
Cisco Systems, Inc.	1,050,584	16,273,546
JDS Uniphase Corp.(1)	57,919	577,452
Juniper Networks, Inc.(1)	50,819	877,136
QUALCOMM, Inc.	418,415	20,347,522
Tellabs, Inc.	96,672	414,723

		$38,801,518

Computers & Peripherals — 10.0%
Apple, Inc.(1)	184,084	$70,169,139
Dell, Inc.(1)	359,969	5,093,562
EMC Corp.(1)	161,078	3,381,027

		$78,643,728

Construction & Engineering — 0.1%
Fluor Corp.	18,843	$877,142

		$877,142

Consumer Finance — 0.8%
American Express Co.	79,374	$3,563,893
Capital One Financial Corp.	10,757	426,300
Discover Financial Services	111,831	2,565,403

		$6,555,596

Containers & Packaging — 0.1%
Owens-Illinois, Inc.(1)	36,491	$551,744

		$551,744

Distributors — 0.1%
Genuine Parts Co.	21,482	$1,091,286

		$1,091,286

Diversified Financial Services — 1.5%
Citigroup, Inc.	17,821	$456,574
CME Group, Inc.	7,734	1,905,658

Security	Shares	Value
JPMorgan Chase & Co.	247,020	$7,440,242
Moody’s Corp.	58,952	1,795,088

		$11,597,562

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	261,076	$7,445,888
Frontier Communications Corp.	273,969	1,673,951
Verizon Communications, Inc.	148,609	5,468,811
Windstream Corp.	71,431	832,885

		$15,421,535

Electric Utilities — 1.0%
American Electric Power Co., Inc.	39,722	$1,510,230
Duke Energy Corp.	104,748	2,093,913
Edison International	59,878	2,290,333
FirstEnergy Corp.	39,804	1,787,598

		$7,682,074

Electrical Equipment — 0.5%
Cooper Industries PLC, Class A	9,642	$444,689
Emerson Electric Co.	78,984	3,262,829

		$3,707,518

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	103,940	$1,284,698

		$1,284,698

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	16,471	$760,301
Diamond Offshore Drilling, Inc.	7,438	407,156
Halliburton Co.	104,167	3,179,177
Nabors Industries, Ltd.(1)	46,387	568,705
Schlumberger, Ltd.	80,772	4,824,512

		$9,739,851

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	135,890	$4,563,186
Kroger Co. (The)	80,038	1,757,634
Wal-Mart Stores, Inc.	114,774	5,956,771
Walgreen Co.	21,637	711,641

		$12,989,232

Food Products — 1.3%
ConAgra Foods, Inc.	139,244	$3,372,490
Green Mountain Coffee Roasters, Inc.(1)	30,433	2,828,443
H.J. Heinz Co.	41,807	2,110,417
Hershey Co. (The)	26,751	1,584,729

		$9,896,079

Gas Utilities — 0.1%
Nicor, Inc.	11,705	$643,892

		$643,892

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	48,119	$2,701,401
Boston Scientific Corp.(1)	123,334	728,904
Covidien PLC	25,801	1,137,824
Edwards Lifesciences Corp.(1)	11,063	788,571
Intuitive Surgical, Inc.(1)	13,659	4,975,700
Masimo Corp.	7,516	162,721
Stryker Corp.	35,313	1,664,302

		$12,159,423

Security	Shares	Value
Health Care Providers & Services — 1.9%
Aetna, Inc.	17,426	$633,435
AmerisourceBergen Corp.	66,130	2,464,665
CIGNA Corp.	36,534	1,532,236
DaVita, Inc.(1)	7,275	455,924
Fresenius Medical Care AG & Co. KGaA ADR	27,051	1,826,754
HCA Holdings, Inc.(1)	27,977	564,016
LifePoint Hospitals, Inc.(1)	45,423	1,664,299
Lincare Holdings, Inc.	21,879	492,278
McKesson Corp.	7,813	568,005
Quest Diagnostics, Inc.	19,665	970,664
Team Health Holdings, Inc.(1)	9,033	148,322
Tenet Healthcare Corp.(1)	60,215	248,688
UnitedHealth Group, Inc.	79,007	3,643,803

		$15,213,089

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	40,727	$733,901

		$733,901

Hotels, Restaurants & Leisure — 2.2%
International Game Technology	56,626	$822,776
Marriott International, Inc., Class A	103,036	2,806,700
McDonald’s Corp.	73,784	6,479,711
Six Flags Entertainment Corp.	16,012	443,853
Starwood Hotels & Resorts Worldwide, Inc.	39,775	1,544,065
Wyndham Worldwide Corp.	13,984	398,684
Yum! Brands, Inc.	93,335	4,609,816

		$17,105,605

Household Durables — 0.2%
Whirlpool Corp.	25,281	$1,261,775

		$1,261,775

Household Products — 1.0%
Clorox Co. (The)	41,339	$2,742,016
Colgate-Palmolive Co.	15,796	1,400,789
Procter & Gamble Co.	54,796	3,462,011

		$7,604,816

Industrial Conglomerates — 1.0%
3M Co.	60,746	$4,360,955
General Electric Co.	231,353	3,525,820

		$7,886,775

Insurance — 2.0%
ACE, Ltd.	35,393	$2,144,816
Aflac, Inc.	35,356	1,235,692
AON Corp.	6,626	278,159
Arthur J. Gallagher & Co.	57,247	1,505,596
AXA SA ADR	21,788	286,512
Berkshire Hathaway, Inc., Class B(1)	19,434	1,380,591
Genworth Financial, Inc., Class A(1)	74,552	427,929
Hartford Financial Services Group, Inc.	25,311	408,520
Marsh & McLennan Cos., Inc.	83,378	2,212,852
MetLife, Inc.	35,375	990,854
Travelers Companies, Inc. (The)	59,566	2,902,651
Unum Group	81,297	1,703,985
Willis Group Holdings PLC	14,526	499,259

		$15,977,416

Security	Shares	Value
Internet & Catalog Retail — 2.2%
Amazon.com, Inc.(1)	80,346	$17,373,216

		$17,373,216

Internet Software & Services — 4.9%
eBay, Inc.(1)	258,449	$7,621,661
Google, Inc., Class A(1)	52,059	26,778,108
Monster Worldwide, Inc.(1)	41,462	297,697
VeriSign, Inc.	132,711	3,796,862

		$38,494,328

IT Services — 2.8%
Alliance Data Systems Corp.(1)	15,553	$1,441,763
Cognizant Technology Solutions Corp., Class A(1)	97,645	6,122,342
Computer Sciences Corp.	31,200	837,720
Fidelity National Information Services, Inc.	75,465	1,835,309
International Business Machines Corp.	49,724	8,703,192
MasterCard, Inc., Class A	4,808	1,524,905
Visa, Inc., Class A	16,517	1,415,837

		$21,881,068

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	23,065	$443,079

		$443,079

Machinery — 1.7%
Caterpillar, Inc.	42,387	$3,129,856
Dover Corp.	40,339	1,879,797
Eaton Corp.	53,938	1,914,799
Ingersoll-Rand PLC	31,550	886,240
Parker Hannifin Corp.	34,400	2,171,672
Stanley Black & Decker, Inc.	56,752	2,786,523
Titan International, Inc.	49,164	737,460

		$13,506,347

Marine — 0.3%
Kirby Corp.(1)	46,133	$2,428,441

		$2,428,441

Media — 4.0%
CBS Corp., Class B	151,072	$3,078,847
Comcast Corp., Class A	524,155	10,954,840
DIRECTV, Class A(1)	109,489	4,625,910
McGraw-Hill Cos., Inc. (The)	61,443	2,519,163
Omnicom Group, Inc.	65,134	2,399,537
Viacom, Inc., Class B	22,572	874,439
Walt Disney Co. (The)	229,137	6,910,772

		$31,363,508

Metals & Mining — 0.5%
AK Steel Holding Corp.	52,106	$340,773
Newmont Mining Corp.	32,920	2,070,668
Nucor Corp.	23,005	727,878
United States Steel Corp.	48,788	1,073,824

		$4,213,143

Multi-Utilities — 1.2%
CMS Energy Corp.	217,119	$4,296,785
Public Service Enterprise Group, Inc.	157,343	5,250,536

		$9,547,321

Multiline Retail — 1.4%
Kohl’s Corp.	18,342	$900,592
Macy’s, Inc.	171,516	4,514,301

Security	Shares	Value
Nordstrom, Inc.	28,152	$1,285,983
Target Corp.	92,542	4,538,260

		$11,239,136

Oil, Gas & Consumable Fuels — 6.1%
Alpha Natural Resources, Inc.(1)	31,929	$564,824
Chesapeake Energy Corp.	5,484	140,116
Chevron Corp.	106,575	9,860,319
ConocoPhillips	114,202	7,231,271
Denbury Resources, Inc.(1)	25,822	296,953
EOG Resources, Inc.	18,166	1,289,968
Exxon Mobil Corp.	237,302	17,235,244
Hess Corp.	39,495	2,071,908
Occidental Petroleum Corp.	53,519	3,826,608
Patriot Coal Corp.(1)	24,299	205,569
Peabody Energy Corp.	37,062	1,255,661
Suncor Energy, Inc.	33,674	856,667
Williams Cos., Inc.	124,031	3,018,914

		$47,854,022

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	56,858	$1,396,433

		$1,396,433

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	51,118	$4,490,205

		$4,490,205

Pharmaceuticals — 4.3%
Abbott Laboratories	111,733	$5,714,026
Bristol-Myers Squibb Co.	172,466	5,411,983
Eli Lilly & Co.	31,684	1,171,357
Johnson & Johnson	113,779	7,248,860
Merck & Co., Inc.	158,250	5,176,357
Pfizer, Inc.	396,195	7,004,728
Shire PLC ADR	26,421	2,481,725

		$34,209,036

Professional Services — 0.3%
Equifax, Inc.	17,082	$525,101
Robert Half International, Inc.	97,492	2,068,780

		$2,593,881

Real Estate Investment Trusts (REITs) — 0.8%
Apartment Investment & Management Co., Class A	35,696	$789,596
AvalonBay Communities, Inc.	2,209	251,936
Plum Creek Timber Co., Inc.	14,401	499,859
ProLogis, Inc.	13,995	339,379
Simon Property Group, Inc.	39,276	4,319,574

		$6,200,344

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	31,177	$419,642

		$419,642

Road & Rail — 0.7%
CSX Corp.	34,587	$645,739
Kansas City Southern(1)	38,916	1,944,243
Norfolk Southern Corp.	17,633	1,075,966
Ryder System, Inc.	12,392	464,824
Union Pacific Corp.	20,249	1,653,736

		$5,784,508

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(1)	68,339	$347,162
Analog Devices, Inc.	56,522	1,766,312
ASML Holding NV ADR	34,278	1,183,962
Cirrus Logic, Inc.(1)	144,051	2,123,312
Cypress Semiconductor Corp.(1)	135,761	2,032,342
Intel Corp.	1,051,948	22,438,051
MEMC Electronic Materials, Inc.(1)	199,376	1,044,730
ON Semiconductor Corp.(1)	149,333	1,070,718
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	95,083	1,086,799
Tessera Technologies, Inc.(1)	50,120	598,433
Texas Instruments, Inc.	160,811	4,285,613

		$37,977,434

Software — 10.6%
Check Point Software Technologies, Ltd.(1)	83,107	$4,384,725
Concur Technologies, Inc.(1)	69,247	2,577,374
Electronic Arts, Inc.(1)	122,973	2,514,798
Microsoft Corp.	1,625,056	40,447,644
Nuance Communications, Inc.(1)	23,800	484,568
Oracle Corp.	936,136	26,904,549
Red Hat, Inc.(1)	57,959	2,449,347
Symantec Corp.(1)	207,251	3,378,191
TiVo, Inc.(1)	42,923	400,901

		$83,542,097

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	40,120	$2,330,972
American Eagle Outfitters, Inc.	34,396	403,121
Gap, Inc. (The)	81,861	1,329,423
Home Depot, Inc.	40,201	1,321,407
Staples, Inc.	26,796	356,387
Tiffany & Co.	39,926	2,428,299

		$8,169,609

Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc.(1)	33,949	$849,064
NIKE, Inc., Class B	36,816	3,148,136
Warnaco Group, Inc. (The)(1)	3,397	156,568

		$4,153,768

Thrifts & Mortgage Finance — 0.2%
BankUnited, Inc.	21,449	$445,281
Hudson City Bancorp, Inc.	180,579	1,022,077

		$1,467,358

Tobacco — 1.1%
Altria Group, Inc.	69,562	$1,864,957
Philip Morris International, Inc.	114,950	7,170,581

		$9,035,538

Trading Companies & Distributors — 0.5%
Fastenal Co.	126,662	$4,215,311

		$4,215,311

Wireless Telecommunication Services — 0.9%
American Tower Corp., Class A(1)	21,743	$1,169,773
MetroPCS Communications, Inc.(1)	35,278	307,271
Rogers Communications, Inc., Class B	34,594	1,183,461

Security	Shares	Value
Sprint Nextel Corp.(1)	282,041	$857,405
Vodafone Group PLC ADR	135,428	3,473,728

		$6,991,638

Total Common Stocks — 101.2% (identified cost $617,450,295)		$796,456,626

Call Options Written — (1.5)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
NASDAQ 100 Index	710	$2,175	10/22/11	$(4,845,750)
NASDAQ 100 Index	680	2,325	10/22/11	(1,064,200)
S&P 500 Index	1,940	1,175	10/22/11	(4,248,600)
S&P 500 Index	1,990	1,225	10/22/11	(1,333,300)

Total Call Options Written (Premiums received $22,769,396)				$(11,491,850)

Other Assets, Less Liabilities — 0.3%				$2,011,126

Net Assets — 100.0%				$786,975,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$617,398,870

Gross unrealized appreciation	$200,009,940
Gross unrealized depreciation	(20,952,184)

Net unrealized appreciation	$179,057,756

Written call options activity for the fiscal year to date ended September 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	5,865	$13,595,873
Options written	48,980	113,900,095
Options terminated in closing purchase transactions	(41,775)	(86,684,279)
Options expired	(7,750)	(18,042,293)

Outstanding, end of period	5,320	$22,769,396

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $11,491,850.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$796,456,626	$—	$—	$796,456,626

Total Investments	$796,456,626	$—	$—	$796,456,626

Liability Description

Call Options Written	$(11,491,850)	$—	$—	$(11,491,850)

Total	$(11,491,850)	$—	$—	$(11,491,850)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund
By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 23, 2011